Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments September 30, 2023
(Unaudited)
QQQX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.1%
X –
COMMON STOCKS - 99 .2 % X 1,111,571,696
Automobiles & Components - 4.0%
40,233 Ford Motor Co $ 499,694
4,110 Lear Corp 551,562
174,222 (b) Tesla Inc 43,593,829
Total Automobiles & Components 44,645,085
Capital Goods - 1.1%
9,138 Caterpillar Inc 2,494,674
3,467 Deere & Co 1,308,376
7,764 Fortive Corp 575,778
25,725 General Electric Co 2,843,899
6,441 (b),(c) Plug Power Inc 48,952
7,632 Rockwell Automation Inc 2,181,760
12,515 (b),(c) SunPower Corp 77,217
4,996 United Rentals Inc 2,221,072
1,390 WW Grainger Inc 961,658
Total Capital Goods 12,713,386
Commercial & Professional Services - 0.4%
19,936 Robert Half Inc 1,460,910
4,378 Tetra Tech Inc 665,587
7,562 Waste Connections Inc 1,015,577
9,915 Waste Management Inc 1,511,443
Total Commercial & Professional Services 4,653,517
Consumer Discretionary Distribution & Retail - 8.0%
624,930 (b),(d) Amazon.com Inc 79,441,101
940 (b) AutoZone Inc 2,387,590
8,039 Dick's Sporting Goods Inc 872,875
4,325 Lowe's Cos Inc 898,908
7,621 Pool Corp 2,713,838
22,853 TJX Cos Inc/The 2,031,175
2,331 (b) Ulta Beauty Inc 931,118
Total Consumer Discretionary Distribution & Retail 89,276,605
Consumer Durables & Apparel - 0.4%
2,696 (b) Deckers Outdoor Corp 1,385,987
2,364 (b) iRobot Corp 89,596
27,957 NIKE Inc, Class B 2,673,248
11,665 (b) Peloton Interactive Inc, Class A 58,908
Total Consumer Durables & Apparel 4,207,739
Consumer Services - 2.8%
6,160 (b) Booking Holdings Inc 18,997,132
1,740 (b) Chipotle Mexican Grill Inc 3,187,384
21,002 Darden Restaurants Inc 3,007,907
26,996 Hilton Worldwide Holdings Inc 4,054,259
4,279 McDonald's Corp 1,127,260
10,345 Service Corp International/US 591,113
Total Consumer Services 30,965,055
Consumer Staples Distribution & Retail - 1.9%
40,646 (b) BJ's Wholesale Club Holdings Inc 2,900,905
2,304 Casey's General Stores Inc 625,582
8,845 Dollar General Corp 935,801

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

QQQX
Shares Description (a) Value
Consumer Staples Distribution & Retail (continued)
33,373 (b) Grocery Outlet Holding Corp $ 962,811
210,528 (b) HF Foods Group Inc 835,796
33,658 Kroger Co/The 1,506,196
12,408 (b) Performance Food Group Co 730,335
7,198 PriceSmart Inc 535,747
23,624 (b) Sprouts Farmers Market Inc 1,011,107
55,007 Sysco Corp 3,633,212
10,413 Target Corp 1,151,366
38,746 Walmart Inc 6,196,648
13,286 Weis Markets Inc 837,018
Total Consumer Staples Distribution & Retail 21,862,524
Energy - 0.2%
4,902 (b) Clean Energy Fuels Corp 18,774
5,086 (b) Denbury Inc 498,479
672 EOG Resources Inc 85,183
32,582 NOV Inc 680,964
3,259 Pioneer Natural Resources Co 748,103
5,484 Select Water Solutions Inc 43,598
132,180 (b),(c) Tellurian Inc 153,329
141 Texas Pacific Land Corp 257,122
Total Energy 2,485,552
Equity Real Estate Investment Trusts (REITs) - 0.2%
55,254 CubeSmart 2,106,835
Total Equity Real Estate Investment Trusts (REITs) 2,106,835
Financial Services - 2.3%
5,861 (b) Berkshire Hathaway Inc, Class B 2,053,108
11,527 Jack Henry & Associates Inc 1,742,191
8,130 Mastercard Inc, Class A 3,218,748
8,682 Moody's Corp 2,744,988
19,418 Morgan Stanley 1,585,868
143,943 (b) PayPal Holdings Inc 8,414,908
3,079 S&P Global Inc 1,125,098
11,343 SEI Investments Co 683,189
17,825 Visa Inc, Class A 4,099,928
Total Financial Services 25,668,026
Food, Beverage & Tobacco - 3.2%
7,502 (b),(c) Beyond Meat Inc 72,169
1,462 (b) Boston Beer Co Inc/The, Class A 569,493
70,834 (b) Bridgford Foods Corp 786,257
24,003 Brown-Forman Corp, Class B 1,384,733
25,486 Campbell Soup Co 1,046,965
12,636 (b) Celsius Holdings Inc 2,168,338
18,446 Coca-Cola Co/The 1,032,607
7,433 Conagra Brands Inc 203,813
7,494 Constellation Brands Inc, Class A 1,883,467
61,272 Flowers Foods Inc 1,359,013
1,923 (b) Freshpet Inc 126,687
26,140 Hershey Co/The 5,230,091
54,050 Hormel Foods Corp 2,055,522
31,512 Kellogg Co 1,875,279
22,636 (b) Laird Superfood Inc 23,315
15,737 Lamb Weston Holdings Inc 1,455,043
3,914 Lancaster Colony Corp 645,928
242,394 (b) Monster Beverage Corp 12,834,762
2,621 Philip Morris International Inc 242,652

Shares Description (a) Value
Food, Beverage & Tobacco (continued)
27,640 Tyson Foods Inc, Class A $ 1,395,544
Total Food, Beverage & Tobacco 36,391,678
Health Care Equipment & Services - 2.0%
141,112 (b),(c) 23andMe Holding Co, Class A 137,965
26,882 Abbott Laboratories 2,603,522
29,347 (b) agilon health Inc 521,203
6,083 (b) Amedisys Inc 568,152
14,413 (b) AtriCure Inc 631,289
11,805 (b) Axonics Inc 662,497
4,073 Baxter International Inc 153,715
4,418 Becton Dickinson & Co 1,142,186
7,898 (b) Boston Scientific Corp 417,014
3,813 CVS Health Corp 266,224
6,443 (b) Edwards Lifesciences Corp 446,371
768 Embecta Corp 11,558
4,191 (b) Globus Medical Inc, Class A 208,083
11,247 (b) Hologic Inc 780,542
11,126 (b) Inari Medical Inc 727,640
2,974 (b) Insulet Corp 474,323
3,732 (b) iRhythm Technologies Inc 351,778
17,865 (b) LENSAR Inc 55,203
5,734 (b) LivaNova PLC 303,214
4,308 McKesson Corp 1,873,334
10,257 Medtronic PLC 803,739
313 (b) Novocure Ltd 5,055
3,466 Premier Inc, Class A 74,519
6,283 Quest Diagnostics Inc 765,646
7,932 ResMed Inc 1,172,905
514 (b) Shockwave Medical Inc 102,337
1,888 (b) STAAR Surgical Co 75,860
19,914 Stryker Corp 5,441,899
12,647 (b) Tandem Diabetes Care Inc 262,678
20,982 (b) Teladoc Health Inc 390,055
1,606 Teleflex Inc 315,435
929 UnitedHealth Group Inc 468,393
4,183 (b) Venus Concept Inc 8,575
1,913 Zimmer Biomet Holdings Inc 214,677
Total Health Care Equipment & Services 22,437,586
Materials - 0.3%
4,212 Ball Corp 209,673
4,584 Linde PLC 1,706,852
10,332 Newmont Corp 381,768
2,106 Royal Gold Inc 223,931
3,839 Sherwin-Williams Co/The 979,137
Total Materials 3,501,361
Media & Entertainment - 17.3%
458,109 (b) Alphabet Inc, Class A 59,948,144
338,076 (b),(d) Alphabet Inc, Class C 44,575,321
6,760 (b) Boston Omaha Corp, Class A 110,796
226 Cable One Inc 139,135
642,116 Comcast Corp, Class A 28,471,423
136,917 (b) comScore Inc 84,053
110,310 (b) DISH Network Corp, Class A 646,417
4,674 (b) Liberty Broadband Corp, Class C 426,830
9,556 Madison Square Garden Sports Corp 1,684,723
37,991 (b) Match Group Inc 1,488,297
171,483 (b) Meta Platforms Inc 51,480,911

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

QQQX
Shares Description (a) Value
Media & Entertainment (continued)
25,957 New York Times Co/The, Class A $ 1,069,428
6,270 News Corp, Class B 130,855
12,831 (b) Roku Inc 905,740
42,393 Saga Communications Inc, Class A 909,754
17,168 (b) TKO Group Holdings Inc 1,443,142
Total Media & Entertainment 193,514,969
Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
3,964 (b) 89bio Inc 61,204
21,953 Agilent Technologies Inc 2,454,784
26,050 (b) Allogene Therapeutics Inc 82,579
66,016 Amgen Inc 17,742,460
5,455 (b) Arcus Biosciences Inc 97,917
14,179 (b) ARS Pharmaceuticals Inc 53,597
8,485 (b),(c) Astria Therapeutics Inc 63,298
10,281 (b) Beam Therapeutics Inc 247,258
39,296 (b) BioCryst Pharmaceuticals Inc 278,216
1,796 (b) BioMarin Pharmaceutical Inc 158,910
556 (b) Bio-Rad Laboratories Inc, Class A 199,298
6,276 Bio-Techne Corp 427,207
3,399 (b) Blueprint Medicines Corp 170,698
4,277 (b) Bridgebio Pharma Inc 112,784
5,019 (b) Charles River Laboratories International Inc 983,624
5,067 (b) Cytokinetics Inc 149,274
16,193 Danaher Corp 4,017,483
22,400 (b) Day One Biopharmaceuticals Inc 274,848
6,554 (b) Editas Medicine Inc 51,121
5,556 (b) Exelixis Inc 121,399
172,825 Gilead Sciences Inc 12,951,506
2,887 (b) Horizon Therapeutics Plc 333,997
48,226 (b),(c) ImmunityBio Inc 81,502
25,250 (b) Incyte Corp 1,458,693
7,590 (b) Intellia Therapeutics Inc 239,996
3,844 (b) Ionis Pharmaceuticals Inc 174,364
32,273 (b) Iovance Biotherapeutics Inc 146,842
22,160 (b) Kura Oncology Inc 202,099
2,348 (b) Madrigal Pharmaceuticals Inc 342,902
5,783 (b) Mirati Therapeutics Inc 251,907
7,810 (b) Neurocrine Biosciences Inc 878,625
10,726 (b),(c) Novavax Inc 77,656
3,712 (b) Pliant Therapeutics Inc 64,366
14,169 (b) QIAGEN NV 573,845
10,821 (b),(c) Recursion Pharmaceuticals Inc, Class A 82,781
13,272 (b) Regeneron Pharmaceuticals Inc 10,922,325
4,581 (b) Revance Therapeutics Inc 52,544
8,196 Royalty Pharma PLC 222,439
780 (b) Sarepta Therapeutics Inc 94,552
3,102 (b) SpringWorks Therapeutics Inc 71,718
13,837 (b) Syndax Pharmaceuticals Inc 200,913
7,934 (b) Twist Bioscience Corp 160,743
1,185 (b) United Therapeutics Corp 267,656
11,189 (b) Xencor Inc 225,458
Total Pharmaceuticals, Biotechnology & Life Sciences 57,827,388
Semiconductors & Semiconductor Equipment - 17.2%
166,423 (b) Advanced Micro Devices Inc 17,111,613
3,710 (b) Ambarella Inc 196,741
94,350 Analog Devices Inc 16,519,742
165,056 Applied Materials Inc 22,852,003
9,301 (b) Axcelis Technologies Inc 1,516,528
37,356 Broadcom Inc 31,027,147

Shares Description (a) Value
Semiconductors & Semiconductor Equipment (continued)
15,643 (b) Cirrus Logic Inc $ 1,156,956
10,198 Entegris Inc 957,694
6,555 (b) First Solar Inc 1,059,223
420,372 Intel Corp 14,944,225
6,280 Kulicke & Soffa Industries Inc 305,396
37,130 (b) Lattice Semiconductor Corp 3,190,581
13,569 (b) MACOM Technology Solutions Holdings Inc 1,106,959
2,974 (b),(c) Maxeon Solar Technologies Ltd 34,469
6,025 (b) MaxLinear Inc 134,056
673 MKS INSTRUMENTS INC 58,241
6,123 Monolithic Power Systems Inc 2,828,826
119,228 NVIDIA Corp 51,862,988
23,227 Power Integrations Inc 1,772,452
16,345 (b) Qorvo Inc 1,560,457
140,959 QUALCOMM Inc 15,654,907
9,889 (b) Silicon Laboratories Inc 1,146,036
20,407 Skyworks Solutions Inc 2,011,926
2,855 (b) SolarEdge Technologies Inc 369,751
16,275 (b) SYNAPTICS INC 1,455,636
9,086 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
789,573
9,995 Universal Display Corp 1,569,115
Total Semiconductors & Semiconductor Equipment 193,193,241
Software & Services - 14.7%
52,492 (b) Autodesk Inc 10,861,120
430,742 Microsoft Corp 136,006,786
40,479 Oracle Corp 4,287,536
3,987 Paycom Software Inc 1,033,709
24,964 (b) PTC Inc 3,536,900
22,714 (b) Salesforce Inc 4,605,945
6,953 (b) ServiceNow Inc 3,886,449
2,398 (b) Sprout Social Inc, Class A 119,612
Total Software & Services 164,338,057
Technology Hardware & Equipment - 15.9%
881,314 (d) Apple Inc 150,889,770
497,907 Cisco Systems Inc 26,767,480
8,099 (b) Keysight Technologies Inc 1,071,579
Total Technology Hardware & Equipment 178,728,829
Telecommunication Services - 0.4%
60,808 (b) Gogo Inc 725,440
15,823 Spok Holdings Inc 225,794
100,308 Verizon Communications Inc 3,250,982
Total Telecommunication Services 4,202,216
Transportation - 0.6%
11,239 Delta Air Lines Inc 415,843
228 FedEx Corp 60,402
4,575 JB Hunt Transport Services Inc 862,479
2,687 Norfolk Southern Corp 529,151
33,792 (b) Uber Technologies Inc 1,554,094
10,994 Union Pacific Corp 2,238,708
3,591 United Parcel Service Inc, Class B 559,729
Total Transportation 6,220,406

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

QQQX
Shares Description (a) Value
Utilities - 1.1%
30,090 Alliant Energy Corp $ 1,457,860
2,492 Ameren Corp 186,476
9,374 Atmos Energy Corp 992,988
8,918 CMS Energy Corp 473,635
12,868 Dominion Energy Inc 574,814
20,750 Essential Utilities Inc 712,347
9,808 Evergy Inc 497,266
25,635 Eversource Energy 1,490,675
5,217 IDACORP Inc 488,572
29,062 NextEra Energy Inc 1,664,962
11,447 OGE Energy Corp 381,529
69,334 (b) PG&E Corp 1,118,357
31,804 Southern Co/The 2,058,355
6,627 WEC Energy Group Inc 533,805
Total Utilities 12,631,641
Total Common Stocks
(cost $383,813,276) 1,111,571,696
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 0 .9 % X 10,238,162
48,200
Vanguard Total Stock Market ETF
$ 10,238,162
Total Exchange-Traded Funds
(cost $10,038,765) 10,238,162
Type Description
Number of
Contracts
Notional
Amount (e)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0 % X –
Put Consumer Discretionary Select
Sector SPDR Fund
65 $ 975,000 $ 150 10/20/23 $ 5,850
Call General Mills Inc 60 450,000 75 10/20/23 450
Total Options Purchased
(cost $14,973) 125 $ 1,425,000 6,300
Total Long-Term Investments
(cost $393,867,014) 1,121,816,158
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1% X –
832,078 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(g) $ 832,078
Total Investments Purchased with Collateral from Securities Lending
(cost $832,078) 832,078
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
–
REPURCHASE AGREEMENTS - 1 .9% 21,905,732
$ 21,906 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $21,908,653,
collateralized by $31,063,500, U.S. Treasury Bond, 2.875%,
due 05/15/52, value $22,343,879
1.600% 10/02/23 $ 21,905,732
Total Repurchase Agreements
(cost $21,905,732) 21,905,732
Total Short-Term Investments
(cost $21,905,732) 21,905,732
Total Investments (cost $ 416,604,824 ) - 102 .1% 1,144,553,968
Other Assets & Liabilities, Net -  (2.1)% (23,624,001)
Net Assets Applicable to Common Shares - 100% $ 1,120,929,967

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call S&P 500 Index (100) $ (46,000,000) $ 4,600 10/20/23 $ (4,000)
Call NASDAQ 100 Stock INDEX (220) (335,500,000) 15,250 10/20/23 (1,754,500)
Call S&P 500 Index (140) (64,050,000) 4,575 11/17/23 (125,300)
Call S&P 500 Index (140) (64,400,000) 4,600 11/17/23 (91,000)
Total Options Written (premiums received $7,831,612) (600) $(509,950,000) $(1,974,800)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,111,571,696 $ – $ – $ 1,111,571,696
Exchange-Traded Funds 10,238,162 – – 10,238,162
Options Purchased 6,300 – – 6,300
Investments Purchased with Collateral from
Securities Lending 832,078 – – 832,078
Short-Term Investments:
Repurchase Agreements – 21,905,732 – 21,905,732
Investments in Derivatives:
Options Written (1,974,800) – – (1,974,800)
Total
$ 1,120,673,436 $ 21,905,732 $ – $ 1,142,579,168
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $760,932.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

QQQX
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt